Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements (Details) - India, Rupees	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Year-end spot rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1636	7.2993	7.2672
Year-end spot rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	85.74	85.55	83.33
Average rate [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2526	7.1957	7.215
Average rate [Member] | Discontinued Operations [Member]
Schedule of Currency Exchange Rates that were Used in Creating the Consolidated Financial Statements [Line Items]
Currency exchange rates	86.07	83.66	83.2